Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance	$ 9,980	$ 9,560
Shares issued under DRIP	24	23
Stock compensation plans	92	74
Balance	13,834	9,980
Stated capital [member]
Disclosure of classes of share capital [line items]
Balance	3,609	3,466
Shares issued under DRIP	24	23
Stock compensation plans	148	136
Balance	3,703	3,609
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance	1,739	1,801
Shares issued under DRIP	0
Stock compensation plans	(56)	(62)
Balance	1,683	1,739
Total capital [member]
Disclosure of classes of share capital [line items]
Balance	5,458	5,377
Shares issued under DRIP	24	23
Stock compensation plans	92	74
Balance	5,496	5,458
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	(78)	(16)
Repurchases of common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	0
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	$ (78)	$ (16)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, number of shares	497,117,528	497,459,546
Shares issued under DRIP, number of shares	239,779	313,879
Stock compensation plans, number of shares	1,530,915	1,896,489
Beginning balance, number of shares	486,092,864	497,117,528
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares, number of shares	(12,795,358)	(2,552,386)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [line items]
Balance	$ 110	$ 110
Shares issued under DRIP	0
Stock compensation plans	0
Balance	110	$ 110
Series ii cumulative redeemable preference share capital [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	$ 0